Nature of the business, Assets under construction or ready to start construction (Details) $ in Thousands		1 Months Ended						3 Months Ended
		Apr. 30, 2024 h	Oct. 31, 2023 h Agreement	Jul. 31, 2023 Substation	Nov. 30, 2022 USD ($)	Jul. 31, 2022 mi	May 31, 2022 USD ($) Asset	Mar. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method								$ 225,732		$ 230,307
Chile PV 1 and PV2 events of default [Abstract]
Short-term project debt								$ 424,457		387,387
Coso Batteries 1 and Coso Batteries 2 [Member]
Assets under construction or ready to start construction [Abstract]
Number of tooling agreements | Agreement			2
Period of PPA								15 years
Coso Batteries 1 [Member]
Assets under construction or ready to start construction [Abstract]
Type								Battery Storage
Location								California, US
Capacity (gross)	[1]							100 MWh
Expected COD								2025
Off-taker								Investment grade utility
Duration capacity of battery | h			4
Coso Batteries 1 [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]							$ 40,000
Coso Batteries 1 [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]							$ 50,000
Coso Batteries 2 [Member]
Assets under construction or ready to start construction [Abstract]
Type								Battery Storage
Location								California, US
Capacity (gross)	[1]							80 MWh
Expected COD								2025
Off-taker								Investment grade utility
Duration capacity of battery | h			4
Coso Batteries 2 [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]							$ 35,000
Coso Batteries 2 [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]							$ 45,000
Chile PMGD [Member]
Assets under construction or ready to start construction [Abstract]
Type								Solar PV
Location								Chile
Capacity (gross)					80 MW			80 MW	[1]
Expected COD								2024-2025
Investments accounted for using equity method					$ 30,000			$ 30,000	[2]
Off-taker								Regulated
Percentage of interest acquired					49.00%
Percentage of economic rights					70.00%
Chile PMGD [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Expected COD								2024
Chile PMGD [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Capacity (gross)								9MW
Expected COD								2025
ATN Expansion 3 [Member]
Assets under construction or ready to start construction [Abstract]
Type								Transmission Line
Location								Peru
Capacity (gross)	[1]							2.4miles 220kV
Expected COD								2024
Investments accounted for using equity method	[2]							$ 12,000
Off-taker								Conelsur
Period of PPA								17 years
Length of transmission lines | mi						2.4
ATN Expansion 1 [Member]
Assets under construction or ready to start construction [Abstract]
Type								Transmission Line
Location								Peru
Capacity (gross)	[1]							n.a. (substation)
Expected COD								2025
Investments accounted for using equity method	[2]							$ 30,000
Off-taker								Republic of Peru
Period of PPA								30 years
Number of substations | Substation				2
Commercial operation end date								2044
Remaining operation period of concessional asset								9 years
Honda 1 and 2 [Member]
Assets under construction or ready to start construction [Abstract]
Capacity (gross)							20 MW
Expected COD								December 2023
Investments accounted for using equity method							$ 5,500
Percentage of interest acquired							50.00%
Period of PPA								7 years
Number of PV assets | Asset							2
Honda 2 [Member]
Assets under construction or ready to start construction [Abstract]
Type	[3]							Solar PV
Location	[3]							Colombia
Capacity (gross)	[1],[3]							10 MW
Expected COD	[3]							2024
Investments accounted for using equity method	[2],[3]							$ 5,500
Off-taker	[3]							Enel Colombia
Percentage of interest acquired								50.00%
Apulo 1 [Member]
Assets under construction or ready to start construction [Abstract]
Type	[3]							Solar PV
Location	[3]							Colombia
Capacity (gross)	[1],[3]							10 MW
Expected COD	[3]							2024
Investments accounted for using equity method	[2],[3]							$ 5,500
Off-taker	[3]							0
Percentage of interest acquired								50.00%
Chile PV 1 and PV 2 [Member]
Assets under construction or ready to start construction [Abstract]
Percentage of interest acquired								35.00%
Chile PV 1 and PV2 events of default [Abstract]
Short-term project debt								$ 71,000		$ 71,000
Chile PV 3 expansion [Member]
Assets under construction or ready to start construction [Abstract]
Type								Battery storage
Location								Chile
Capacity (gross)	[1]							142 MWh
Expected COD								2024
Off-taker								Emoac
Chile PV 3 expansion [Member] | Subsequent Events [Member]
Assets under construction or ready to start construction [Abstract]
Capacity (gross)		142 MWh
Period of PPA		10 years
Duration capacity of battery | h		2
Chile PV 3 expansion [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]							$ 14,000
Chile PV 3 expansion [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]							$ 15,000

[1]	Includes nominal capacity on a 100% basis, not considering Atlantica’s ownership.
[2]	Corresponds to the expected investment by Atlantica.
[3]	Atlantica owns 50% of the shares in Honda 2 and Apulo 1.